Prospectus Supplement

September 29, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2016

Asia Opportunity Portfolio

The section of the Prospectus entitled "Portfolio Summary—Asia Opportunity Portfolio—Fund Management—Portfolio Manager" is hereby deleted and replaced with the following, effective September 30, 2016:

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Kristian Heugh	Managing Director	Since inception
Krace Zhou	Executive Director	September 2016

The section of the Prospectus entitled "Fund Management—Portfolio Management—Asia Opportunity Portfolio, Global Opportunity Portfolio and International Opportunity Portfolio" is hereby deleted and replaced with the following, effective September 30, 2016:

Asia Opportunity Portfolio

The Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Kristian Heugh is the lead portfolio manager and Krace Zhou is the co-portfolio manager and are primarily responsible for the day-to-day management of the Portfolio. Mr. Heugh has been associated with the Adviser in an investment management capacity since 2001. Ms. Zhou has been associated with the Adviser in an investment management capacity since 2008.

Global Opportunity Portfolio and International Opportunity Portfolio

Each Portfolio is managed by members of the Growth team. The team consists of portfolio managers and analysts. Kristian Heugh is the lead portfolio manager and is primarily responsible for the day-to-day management of the Portfolios. Mr. Heugh has been associated with the Adviser in an investment management capacity since 2001.

Please retain this supplement for future reference.

  MSIFASOPPROSPT 0916

Statement of Additional Information Supplement

September 29, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2016 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 29, 2016, as supplemented on July 15, 2016

Asia Opportunity Portfolio

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2015 (unless otherwise indicated)—Asia Opportunity" is hereby deleted and replaced with the following, effective September 30, 2016:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Asia Opportunity
Kristian Heugh	3	$706.7 million	1	$745.9 million	0	$0
Krace Zhou*	0	$0	0	$0	0	$0

*  As of September 30, 2016.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Asia Opportunity" is hereby deleted and replaced with the following, effective September 30, 2016:

Portfolio and Portfolio Managers	Portfolio Holdings
Asia Opportunity
Kristian Heugh	None
Krace Zhou*	None

*  As of September 30, 2016.

Please retain this supplement for future reference.